August 29, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           JNLNY Separate Account I (Perspective)
File Nos. 333-37175 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and statement of additional information supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

Please call me at (517) 367-3872 if you have any questions.

Very truly yours,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President
and Associate General Counsel